Condensed Statements of Changes in Stockholders’ Equity (Unaudited) (Parentheticals) - USD ($)	2 Months Ended	11 Months Ended
	Mar. 31, 2020	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Sponsor per share	$ 0.006	$ 0.006
Forfeiture shares (in Shares)		920,000
Anchor investor		$ 920,000
Sale per unit		$ 10.00
Sale of Private Placement (in Shares) | shares (in Shares)		5,700,000
Private Placement Warrants		$ 1.00
Fair value (in Dollars)		$ 0.77